Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 21, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
USCF Daily Target 2X Copper Index ETF
Account Value [Line Items]
Accumulated Value	$ 9,757	$ 10,000	$ 10,761	$ 13,106	$ 10,576	$ 10,894	$ 12,524	$ 8,419	$ 9,044	$ 10,130	$ 11,048	$ 11,513	$ 13,293
SummerHaven Copper TR
Account Value [Line Items]
Accumulated Value	9,886	10,000	10,441	11,593	10,563	10,775	11,609	10,012	10,413	11,068	11,640	11,925	12,914
S&P 500 TR
Account Value [Line Items]
Accumulated Value	$ 9,988	$ 10,000	$ 9,857	$ 9,302	$ 9,239	$ 9,821	$ 10,320	$ 10,552	$ 10,765	$ 11,158	$ 11,420	$ 11,448	$ 11,455